UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:     2/28

Date of reporting period:     11/30/18

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–167.33%(a)

Alabama–3.78%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016B, Ref. RB	5.00%	11/15/2046	$4,875	$5,316,187
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,275	1,408,518
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,275	1,404,986
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,500	2,601,300
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	755	806,046
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (c)	5.00%	01/01/2042	4,995	5,447,397
Series 2016B, Ref. Sub. Water RB	5.00%	01/01/2043	1,260	1,397,529
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB (d)	5.50%	01/01/2043	2,525	1,873,045
Lower Alabama Gas District (The); Series 2016A, Gas Project RB (c)	5.00%	09/01/2046	2,700	3,090,582
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,517,288
				26,862,878

Alaska–0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,094,792

Arizona–3.32%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,372,899
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (e)	5.25%	07/01/2052	1,250	1,205,088
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	777,315
Series 2010, RB	5.12%	05/15/2040	1,500	1,555,110
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,123,299
Series 2017, Ref. RB	5.00%	11/15/2045	905	865,008
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	977,585
Series 2009, Education RB	7.13%	01/01/2045	925	932,844
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	510	553,503
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,358,705
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB (f)	5.00%	07/01/2042	1,585	1,739,617
Series 2017 A, Sr. Lien Airport RB (f)	5.00%	07/01/2047	2,535	2,771,642
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (e)	5.38%	07/01/2052	1,215	1,117,205
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2019	3,145	3,152,642
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,113,880
				23,616,342

California–16.60%

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,550	2,814,869
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,200	2,282,346
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	1,250	942,950

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	$11,260	$484,405
California (State of); Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (h)(i)	5.25%	07/01/2019	1,845	1,884,225
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (h)(i)	5.25%	07/01/2019	1,055	1,077,429
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	1,822,014
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,146,104
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	2,995,121
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	2,806,425
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,015,298
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (h)(i)	6.00%	07/01/2019	1,500	1,537,860
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,063,800
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (f)	5.00%	12/31/2043	2,055	2,209,002
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2027	1,415	1,493,009
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	1,650	1,723,986
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	3,610	3,730,249
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996C, Ref. VRD PCR (LOC - Mizuho Bank, Ltd.)(j)(k)	2.06%	11/01/2026	1,150	1,150,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,021,500
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	916,536
Series 2016A, RB (e)	5.00%	12/01/2041	1,380	1,418,681
Series 2016A, RB (e)	5.25%	12/01/2056	1,025	1,063,643
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	545	545,583
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2020	5,580	5,853,476
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (g)(h)	0.00%	01/01/2023	10,750	9,852,805
Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(g)	0.00%	01/15/2034	4,225	2,360,169
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,535,968
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,462,500
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,705	2,601,750
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	3,805	3,652,838
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	1,000	1,042,240
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,080,100
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	1,833,660
M-S-R Energy Authority; Series 2009 B, Gas RB	6.12%	11/01/2029	1,000	1,232,010
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (l)	6.25%	08/01/2043	2,055	1,682,285
Palomar Pomerado Health; Series 2009, COP (h)(i)	6.75%	11/01/2019	1,700	1,776,381
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,558,054
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,260	2,464,688
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/2021	6,210	6,731,826

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/2025	$1,165	$1,239,572
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/2026	2,335	2,482,198
Series 2016B, Second Series RB (f)	5.00%	05/01/2041	5,000	5,472,400
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,070	5,475,955
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	759,523
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2041	3,560	895,767
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,505,900
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,556,222
Vernon (City of); Series 2009 A, Electric System RB (h)(i)	5.13%	08/01/2019	550	562,485
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,200	1,221,984
				118,037,791

Colorado–2.92%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/2038	3,000	3,279,060
Colorado (State of) Board of Governors;; Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/2022	2,650	2,896,503
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	1,195	1,324,932
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	600	633,546
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	669,993
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	495,041
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	998,100
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,195,907
Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,756,049
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,903,528
Series 2018 A, Ref. Sub. Airport System RB (c)	5.25%	12/01/2048	1,795	2,011,190
Series 2018 A-2, Dedicated Tax CAB RB (g)	0.00%	08/01/2034	1,730	933,733
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	720	710,251
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (e)	5.00%	12/15/2041	985	987,571
				20,795,404

Connecticut–0.77%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(f)	6.60%	07/01/2024	3,580	3,588,878
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (INS-ACA)(f)	5.50%	04/01/2021	1,800	1,918,638
				5,507,516

District of Columbia–4.27%

District of Columbia; Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,525	3,907,745
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	7,050	7,796,595
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,161,419
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (h)(i)	6.38%	10/01/2019	3,650	3,782,349
Series 2009, Hospital RB (h)(i)	6.50%	10/01/2019	1,100	1,140,909

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/2044	$3,080	$3,363,360
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB (g)	0.00%	10/01/2037	2,500	1,029,300
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,189,760
				30,371,437

Florida–8.57%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,621,213
Series 2015 A, Airport System RB (f)	5.00%	10/01/2045	2,250	2,427,683
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, Sr. Living RB	5.00%	07/01/2048	450	468,986
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	1,340	1,299,318
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (c)	5.00%	10/01/2047	2,645	2,883,024
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,616,315
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020	50	53,030
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,237,450
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	2,475	2,643,349
Gramercy Farms Community Development District; Series 2011, Ref. Special Assessment Conv. CAB RB (l)	6.75%	05/01/2039	1,860	892,806
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,120	2,336,473
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,600	4,906,728
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	995,788
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2028	1,000	1,078,630
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,278,577
Series 2016A, Ref. Aviation RB	5.00%	10/01/2041	2,855	3,143,783
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,945	4,297,683
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,415,282
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (h)(i)	6.13%	08/01/2020	715	761,396
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	255	269,594
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)	2.49%	11/01/2021	600	600,138
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (e)	7.00%	10/01/2025	775	777,038
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (f)	5.00%	10/01/2047	3,465	3,774,113
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.12%	05/01/2035	170	170,184
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (c)(h)(i)	5.50%	10/01/2019	4,000	4,119,880
Series 2016, RB (c)	5.00%	10/01/2031	3,860	4,144,714
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	934,156
Reunion East Community Development District; Series 2005, Special Assessment RB (m)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	425	427,826
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (n)	6.20%	05/01/2035	1,149	735,495
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,064,650

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	$1,380	$1,447,813
				60,916,028

Georgia–3.69%

Atlanta (City of); Series 2009 A, Water & Wastewater RB (h)(i)	6.00%	11/01/2019	1,850	1,919,134
Series 2009 A, Water & Wastewater RB (h)(i)	6.00%	11/01/2019	2,000	2,074,740
Series 2009 A, Water & Wastewater RB (h)(i)	6.00%	11/01/2019	1,850	1,919,135
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	7,885	8,725,304
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	4,695	5,195,346
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (h)(i)	6.75%	01/01/2019	305	306,147
Series 2009 B, Tax Allocation RB (h)(i)	6.75%	01/01/2019	165	165,620
Series 2009 B, Tax Allocation RB (h)(i)	7.38%	01/01/2019	310	311,305
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2020	2,500	2,669,350
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,074,590
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS - NATL)(b)	6.50%	01/01/2020	790	809,695
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,062,080
				26,232,446

Hawaii–1.25%

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,202,828
Series 2015 A, Airport System RB (f)	5.00%	07/01/2045	1,740	1,907,666
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB (h)(i)	5.75%	07/01/2020	1,480	1,566,314
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,196,100
				8,872,908

Idaho–0.36%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	887,478
Regents of the University of Idaho; Series 2011, Ref. General RB (i)	5.25%	04/01/2021	1,545	1,642,258
				2,529,736

Illinois–17.79%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,645	1,645,921
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,075	1,129,212
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	455,058
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	365,764
Series 2011 A, Sales Tax RB (h)(i)	5.25%	01/01/2022	2,910	3,179,728
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	501	502,691
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	962	964,316
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM)(b)	5.00%	01/01/2033	2,025	2,104,967
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,860,180
Series 2014, Ref. Motor Fuel Tax RB (INS -AGM)(b)	5.00%	01/01/2032	1,200	1,272,120
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	952,289
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,676,724
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,075	2,304,453
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2032	2,770	3,027,776
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	1,275	1,361,483

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (f)	5.00%	01/01/2046	$865	$914,911
Series 2015 D, RB	5.00%	01/01/2046	605	650,054
Series 2016C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,720	1,871,463
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,385	1,533,070
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,305	1,283,742
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2035	750	760,005
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2032	735	804,560
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	1,025	1,061,469
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,785	1,926,729
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)(o)	5.25%	12/01/2036	5,760	6,075,533
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,172,135
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,281,819
Series 2013, Unlimited Tax GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,525	2,708,012
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,346,176
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,327,716
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,171,758
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2023	1,825	1,922,163
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,410	1,491,850
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	2,120	2,202,998
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	600	627,768
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (h)(i)	5.00%	03/01/2022	5	5,449
Series 2012, RB	5.00%	03/01/2034	995	1,064,332
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,595,950
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/2019	3,500	3,584,000
Series 2009 A, RB (c)	5.75%	08/15/2019	2,000	2,053,160
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,607,098
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016B, RB	5.63%	05/15/2020	1,568	1,555,360
Series 2016, RB	2.00%	05/15/2055	366	18,161
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (h)(i)	6.25%	11/15/2019	1,145	1,190,640
Series 2009, RB	6.25%	11/15/2035	755	782,588
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	989,110
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,295,558
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (h)(i)	6.00%	02/15/2020	2,455	2,569,624
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	02/15/2021	3,565	3,823,035
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,061,459
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,800	1,772,176
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010, Dedicated State Tax RB (h)(i)	5.50%	06/15/2020	820	862,919
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	2,555	2,576,539
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,904,094
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	1,235	1,347,484
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	1,125	1,224,506

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	$3,875	$4,163,455
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,124,436
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	1,800	1,880,424
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	5,475	5,919,022
Regional Transportation Authority; Series 2002 A, RB (INS-NATL)(b)	6.00%	07/01/2029	1,175	1,464,085
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,618,963
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,275	4,567,325
				126,557,565

Indiana–3.85%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	3,771,380
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (h)(i)	6.75%	03/01/2019	2,200	2,225,388
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (f)	5.00%	07/01/2035	500	527,545
Series 2013 A, Private Activity RB (f)	5.00%	07/01/2048	590	615,931
Series 2013, Private Activity RB (f)	5.00%	07/01/2040	3,960	4,156,020
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,825	1,807,352
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,534,088
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC - Barclays Bank PLC)	1.73%	11/01/2037	1,100	1,100,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB (h)(i)	5.25%	07/01/2023	1,500	1,702,950
Series 2016A, Ref. Power Supply System RB	5.00%	01/01/2042	1,260	1,393,107
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,593,898
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS -AGM)(b)(g)	0.00%	01/15/2019	1,280	1,277,094
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,712,850
				27,417,603

Iowa–1.11%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2027	1,110	1,173,603
Series 2013, Ref. Midwestern Disaster Area RB (i)	5.25%	12/01/2037	1,290	1,370,109
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	855	879,898
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,750	1,745,415
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,395	1,388,220
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,920	1,310,346
				7,867,591

Kansas–1.15%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,800	3,936,648
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,572,956
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,688,422
				8,198,026

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–3.01%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(i)(p)	3.06%	02/01/2025	$720	$729,842
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,140	1,216,004
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,426,630
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,490,070
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,290	1,357,583
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,035	1,072,715
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (h)(i)	6.00%	06/01/2020	1,000	1,058,340
Series 2010 A, Hospital RB (h)(i)	6.38%	06/01/2020	1,850	1,968,086
Series 2010 A, Hospital RB (h)(i)	6.50%	06/01/2020	3,400	3,622,700
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (h)(i)	5.25%	02/01/2019	2,465	2,478,311
Series 2009, Ref. RB (h)(i)	5.25%	02/01/2019	315	316,751
Series 2009, Ref. RB (h)(i)	5.25%	02/01/2019	2,190	2,201,826
Series 2009, Ref. RB (h)(i)	5.25%	02/01/2019	280	281,557
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,071,610
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,108,450
				21,400,475

Louisiana–1.40%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB	1.75%	08/01/2035	700	700,000
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	1,165	1,240,306
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,346,776
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS-AGM)(b)	5.00%	10/01/2043	455	503,189
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (i)	4.00%	06/01/2022	1,000	1,041,340
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	916,347
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	930,772
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,788,713
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,496,617
				9,964,060

Maryland–0.95%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	852,505
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,737,774
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020	1,565	1,652,969
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020	1,110	1,166,299
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	787,440
Series 2017, Ref. RB	5.00%	04/01/2032	550	566,571
				6,763,558

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–3.01%

Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	$6,000	$6,174,180
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,498,490
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	185	185,460
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	2,525	2,686,272
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016A, RB	5.00%	01/01/2047	5,985	6,326,624
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)(i)	7.25%	01/01/2021	735	810,499
Series 2011 I, RB	7.25%	01/01/2032	490	539,049
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	3,000	3,203,610
				21,424,184

Michigan–4.54%

Detroit (City of) Downtown Development Authority ; Series 2018 A, Tax Increment RB	5.00%	07/01/2038	1,000	1,050,340
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,189,276
Michigan (State of) Building Authority (Facilities Program); Series 2016I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,228,995
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,048,637
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	935,407
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,354,343
Series 2014 C-3, Ref. Local Government Loan Program RB (INS -AGM)(b)	5.00%	07/01/2030	2,785	3,081,937
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	640	695,341
Series 2014 D-1, Ref. Local Government Loan Program RB (INS -AGM)(b)	5.00%	07/01/2035	1,250	1,365,938
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	702,695
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,305	1,415,755
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,525,650
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,980	4,346,797
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, Limited Obligation RB	5.00%	12/31/2032	750	825,390
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,365	3,301,906
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,115,260
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (f)	5.00%	12/01/2042	1,000	1,081,140
				32,264,807

Minnesota–0.11%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	310	290,879
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	469,470
				760,349

Mississippi–1.21%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB	1.72%	06/01/2023	3,800	3,800,000
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,289,380
West Rankin Utility Authority; Series 2018, RB (INS-AGM)(b)	5.00%	01/01/2048	1,380	1,506,063
				8,595,443

Missouri–1.36%

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,280	2,282,508
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,477,139

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	$520	$536,078
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,219,932
Series 2014 A, Senior Living Facilities RB	5.00%	02/01/2044	1,000	1,019,040
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	2,140	2,143,103
				9,677,800

Nebraska–1.09%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (q)	5.00%	09/01/2032	1,500	1,614,180
Series 2012, Gas RB (q)	5.25%	09/01/2037	1,500	1,627,395
Series 2012, Gas RB (q)	5.00%	09/01/2042	2,750	2,959,330
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,585,350
				7,786,255

New Jersey–5.97%

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	12,165	12,417,545
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(c)(o)	5.50%	09/01/2022	3,855	4,220,608
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,475	2,618,624
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%)(p)	3.26%	03/01/2028	500	493,520
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.12%	01/01/2034	1,250	1,329,313
Series 2013, Private Activity RB (f)	5.38%	01/01/2043	1,000	1,069,190
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB (f)	5.00%	12/01/2024	1,135	1,261,428
New Jersey (State of) Transportation Trust Fund Authority; Series 2011 A, Transportation System RB	5.50%	06/15/2041	3,990	4,184,393
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,665,417
Series 2018 A, Ref. Federal Highway Reimbursement RN (c)(o)	5.00%	06/15/2029	1,625	1,798,501
Series 2018 A, Ref. Federal Highway Reimbursement RN (c)(o)	5.00%	06/15/2030	555	611,188
Series 2018 A, Ref. Federal Highway Reimbursement RN (c)(o)	5.00%	06/15/2031	1,020	1,118,675
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	552,170
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,366,757
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,035	1,151,883
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (h)	5.00%	07/01/2022	900	991,710
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2031	1,395	1,541,391
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,830	4,065,085
				42,457,398

New Mexico–0.46%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,275,375

New York–19.02%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (h)(i)	6.25%	01/15/2020	2,070	2,171,782
Series 2009, PILOT RB (h)(i)	6.38%	01/15/2020	860	903,473
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,775	2,653,621

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (h)(i)	5.25%	11/15/2019	$4,000	$4,130,920
Series 2010 D, RB (h)(i)	5.25%	11/15/2020	7,500	7,985,400
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)	5.00%	09/15/2028	3,360	3,918,466
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS -NATL)(b)(f)	5.75%	12/01/2022	2,465	2,556,846
Series 1997 6, Special Obligation RB (INS -NATL)(b)(f)	5.75%	12/01/2025	3,000	3,111,870
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,205,170
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (f)	5.75%	10/01/2036	2,825	2,851,640
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	2,345	2,535,320
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	1,620	1,751,479
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	5,320	5,751,771
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	5,300	5,321,571
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	7,000	7,607,040
Series 2018 S-2A, Ref. Building Aid RB	5.00%	07/15/2034	1,270	1,461,262
Subseries 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	10,155	11,128,763
New York (Counties of) Tobacco Trust VI; Subseries 2016A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,240	3,555,900
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (h)(i)	5.00%	10/01/2019	2,775	2,848,704
Series 2009 C, School Districts Bond Financing Program RB (INS -AGC)(b)	5.00%	10/01/2024	225	230,265
Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	5,655	6,220,670
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	3,390	3,602,214
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,165,292
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,285	1,335,038
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB	1.66%	11/01/2044	600	600,000
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	5,670	6,039,741
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2019	2,800	2,825,816
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2019	3,100	3,128,582
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,910	3,243,137
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	5,450	5,570,717
New York State Dormitory Authority; Series 2018 E, Sales Tax RB (c)	5.00%	03/15/2045	5,850	6,581,483
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (f)	5.00%	08/01/2031	1,725	1,781,201
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (f)	5.00%	01/01/2031	3,425	3,787,742
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (f)	5.00%	07/01/2046	1,810	1,899,595
Series 2016A, Special Facilities RB (f)	5.25%	01/01/2050	3,310	3,508,037
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,775	1,819,553
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	4,705	4,488,852
				135,278,933

North Carolina–2.92%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	7,510	8,337,452
Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	2,290	2,542,312

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	$3,180	$3,326,534
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (h)(i)	5.00%	01/01/2019	6,510	6,526,145
				20,732,443

North Dakota–0.75%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,033,810
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	2,210	2,293,162
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	1,970	2,034,498
				5,361,470

Ohio–6.96%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,910,277
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,195,632
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,844,289
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016A, Ref. RB	5.00%	02/15/2037	1,470	1,603,285
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016A, RB	5.00%	02/15/2046	545	589,379
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	490	458,620
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,830	7,429,574
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/2034	1,150	1,177,796
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,730	1,841,360
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,685	3,932,374
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,575	1,709,332
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,525	2,567,016
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,520	2,720,894
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (h)(i)	6.25%	06/01/2021	1,200	1,320,588
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB (h)(i)	6.50%	11/15/2021	3,500	3,934,630
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	1,710	1,809,095
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (e)	6.00%	04/01/2038	1,540	1,490,289
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,013,540
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital Facilities RB (c)	5.00%	01/01/2027	4,000	4,009,400
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(f)	5.00%	12/31/2039	825	887,543
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (e)(f)	4.25%	01/15/2038	600	592,242
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (h)(i)	5.75%	05/15/2020	385	405,151
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,005	2,090,613
				49,532,919

Oklahoma–1.73%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB (c)	5.00%	07/01/2042	2,780	3,107,567
Series 2017, Sales Tax and Utility System RB (c)	5.00%	07/01/2047	3,265	3,635,708
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,225	2,401,821
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,990	1,836,989
Oklahoma (State of) Water Resources Board; Series 2018 C, Loan Program RB	4.00%	10/01/2048	1,285	1,294,624
				12,276,709

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–4.32%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (h)(i)	5.50%	03/01/2021	$1,500	$1,612,425
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,070,190
Berks (County of) Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, Healthcare Facilities RB	5.00%	05/15/2037	1,000	1,060,020
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2020	1,450	1,497,589
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,549,230
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.37%	07/01/2042	2,900	3,026,266
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	796,275
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (h)(i)	5.00%	06/01/2019	245	248,746
Series 2009 A, Sub. RB (h)(i)	5.00%	06/01/2019	840	852,844
Series 2009 A, Sub. RB (h)(i)	5.00%	06/01/2019	740	751,500
Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	1,220	1,333,338
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,200	1,345,656
Subseries 2010 B-2, Sub. RB (h)(i)	5.75%	12/01/2020	1,630	1,749,088
Subseries 2010 B-2, Sub. RB (h)(i)	5.75%	12/01/2020	885	949,658
Subseries 2010 B-2, Sub. RB (h)(i)	5.75%	12/01/2020	935	1,003,311
Subseries 2010 B-2, Sub. RB (h)(i)	6.00%	12/01/2020	300	323,376
Subseries 2010 B-2, Sub. RB (h)(i)	6.00%	12/01/2020	1,480	1,595,321
Subseries 2010 B-2, Sub. Turnpike RB (h)(i)	6.00%	12/01/2020	320	344,934
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB (l)	5.13%	12/01/2039	1,000	847,660
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,400	2,596,224
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,125	1,223,595
Series 2017 B, Ref. Airport RB (f)	5.00%	07/01/2047	2,985	3,227,203
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	735	808,919
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	932,764
				30,746,132

Puerto Rico–1.48%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	2,670	2,676,248
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,520	1,522,858
Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	6,050	700,530
Puerto Rico (Commonwealth of); Series 2004 A, Public Improvement Unlimited Tax GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	500	505,920
Series 2006A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(p)	3.46%	07/01/2019	660	662,673
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	750	782,107
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	660	683,080
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	785	821,039
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,065	2,137,440
				10,491,895

South Carolina–1.87%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (h)(i)	5.50%	02/01/2019	1,000	1,005,790

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	$1,000	$1,020,550
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2013 A, Ref. Hospital RB (h)(i)	5.25%	08/01/2023	1,600	1,811,856
South Carolina (State of) Ports Authority; Series 2015, RB (f)	5.25%	07/01/2050	1,905	2,067,782
Series 2015, RB (f)	5.25%	07/01/2055	1,380	1,493,740
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,215	1,270,598
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	4,613,580
				13,283,896

South Dakota–0.47%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,779,869
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,568,190
				3,348,059

Tennessee–0.27%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,770	1,954,363

Texas–18.72%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	1,902,162
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2019	2,200	2,247,564
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,671,323
Series 2013 A, Joint Improvement RB (f)	5.00%	11/01/2030	1,700	1,825,001
Series 2014 A, Ref. RB (f)	5.25%	11/01/2026	1,000	1,110,410
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/2032	1,000	1,021,620
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (h)(i)	7.25%	12/01/2018	1,200	1,200,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (h)(i)	5.00%	12/01/2019	1,550	1,596,825
Houston (City of); Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,215	1,305,141
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	3,120	3,346,886
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	865	892,862
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,275	2,422,716
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,360	1,385,826
Lower Colorado River Authority; Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	5	5,466
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,582,730
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2043	2,005	2,216,628
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,213,253
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (h)(i)	6.25%	02/15/2019	1,450	1,462,673
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2028	1,005	1,029,241
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2031	600	605,526
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	4.75%	07/01/2042	1,115	1,075,116
Series 2017 B, Sr. Living RB	5.00%	07/01/2052	495	466,632
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,055	2,168,744

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	$1,135	$1,124,808
North Texas Tollway Authority; Series 2008 I, Ref. First Tier System CAB RB (INS -AGC)(b)	6.20%	01/01/2042	1,000	1,181,790
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2021	4,365	4,757,021
Series 2015 B, Ref. RB (c)(o)	5.00%	01/01/2040	10,095	10,774,594
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	2,920,679
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB (h)(i)	5.00%	10/01/2020	1,250	1,318,687
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,370,900
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,479,308
Tarrant County Cultural Education Facilities Finance Corp; (c)	5.00%	02/15/2047	3,530	3,837,216
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	2,520	2,544,898
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,945	1,947,334
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.62%	11/15/2027	1,000	790,000
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	651,750
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	585	585,456
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,985	2,114,343
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	4,900	4,917,199
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016A, Ref. RB	5.00%	02/15/2041	4,315	4,716,856
Texas (State of) Transportation Commission; Series 2016A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,730	1,916,183
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,780	3,941,519
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,555	1,675,649
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	1,210	543,956
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	5,700	6,011,277
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (h)(i)	5.00%	05/15/2019	4,000	4,057,240
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,550	6,385,275
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,623,045
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,519,895
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,424,945
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,203,553
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (f)	5.00%	12/31/2055	1,170	1,217,291
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,084,140
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	1,500	1,730,985
				133,122,137

Utah–3.28%

Salt Lake City (City of); Series 2017 A, Airport RB (c)	5.00%	07/01/2047	2,770	3,011,627
Series 2018 A, Airport RB (f)	5.00%	07/01/2048	1,245	1,359,490
Series 2018 A, Airport RB (f)	5.25%	07/01/2048	1,650	1,837,325
University of Utah; Series 2013 A, General RB (c)	5.00%	08/01/2043	14,235	16,030,460

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	$1,075	$1,076,559
				23,315,461

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	675	680,063
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,100	2,115,750
				2,795,813

Virginia–2.05%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (f)	5.00%	01/01/2040	2,405	2,499,276
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	6.00%	01/01/2037	820	886,584
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	3,650	3,864,948
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	3,605	3,762,322
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (f)	5.00%	12/31/2056	3,425	3,565,357
				14,578,487

Washington–5.19%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/2025	1,080	1,161,767
Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/2026	1,175	1,263,959
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.00%	01/01/2032	1,400	1,453,746
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/2042	1,910	2,165,596
Washington (State of) (SR 520 Corridor Program – Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2032	2,000	2,128,520
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	13,370	14,129,282
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	1,195	1,323,367
Series 2018, RB (c)	5.00%	07/01/2048	4,275	4,707,716
Series 2018, RB	5.00%	07/01/2048	855	934,344
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,495	3,588,841
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,525	1,677,866
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,388,240
				36,923,244

West Virginia–0.72%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	720	568,800
Series 2008, RB	6.25%	10/01/2023	1,695	1,339,050
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB (h)(i)	5.50%	06/01/2019	1,535	1,562,216
Series 2009 C, Ref. & Improvement RB (h)(i)	5.50%	06/01/2019	1,630	1,658,900
				5,128,966

Wisconsin–3.32%

Public Finance Authority; Series 2016, Lease Development RB (c)	5.00%	03/01/2046	6,060	6,519,771

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (e)	6.75%	08/01/2031	$640	$690,342
Series 2017, Limited Obligation PILOT RB (e)	6.75%	12/01/2042	2,190	2,448,004
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (h)	5.50%	12/15/2020	2,000	2,141,080
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/2021	700	701,792
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/2037	625	626,487
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (h)(i)	5.38%	05/01/2019	145	147,126
Series 2009 A, General Fund Annual Appropriation RB (h)(i)	5.38%	05/01/2025	1,400	1,419,950
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (h)(i)	6.63%	02/15/2019	1,825	1,842,137
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (e)	6.38%	01/01/2048	2,525	2,565,173
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,710	1,790,028
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,787,309
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	949,729
				23,628,928

Wyoming–0.61%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	1,890,145
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(c)	5.00%	01/01/2047	2,250	2,450,115
				4,340,260
TOTAL INVESTMENT IN SECURITIES(r) –167.33% (Cost $1,157,134,171)				1,190,087,882
FLOATING RATE NOTE OBLIGATIONS–(30.96)%
Notes with interest and fee rates ranging from 2.19% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(See Note 1D)(s)				(220,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.43)%				(273,295,848)
OTHER ASSETS LESS LIABILITIES–2.06%				14,610,951
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$711,212,985

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CAB	- Capital Appreciation Bonds
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GO	- General Obligation
INS	- Insurer
Jr.	- Junior
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RAC	- Revenue Anticipation Certificates
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $1,873,045, which represented less than 1% of the Trust’s Net Assets.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $33,917,029, which represented 4.77% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2018 was $3, which represented less than 1% of the Trust’s Net Assets.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,230,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(q)	Security subject to crossover refunding.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $333,180,696 are held by TOB Trusts and serve as collateral for the $220,190,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust.

Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations — (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Trust for Investment Grade Municipals

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Trust for Investment Grade Municipals

Item 2.  Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.